Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share attributable to Nuvve Holding Corp. common stockholders, diluted	$ (10.66)	$ (12.25)	$ (35.07)	$ (34.19)	$ (47.55)	$ (174.95)
Weighted-average shares used in computing net loss per share attributable to Nuvve Holding Corp. common stockholders, diluted	804,775	548,822	704,310	499,300	524,297	416,362